Other Comprehensive Income (Loss) (Schedule of Components of Other Comprehensive Income (Loss) Attributable to Parent and Noncontrolling Interest) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Foreign currency translation adjustments	¥ (26,382)	¥ 8,250	¥ (61,832)
Unrealized gains (losses) on securities	(5,125)	11,761	(26,283)
Unrealized gains (losses) on derivatives	804	556	(1,512)
Pension liability adjustments	(3,080)	9,808	(13,945)
Total other comprehensive income (loss)	(33,783)	30,375	(103,572)
Kubota Corporation [Member]
Foreign currency translation adjustments	(23,294)	6,408	(51,789)
Unrealized gains (losses) on securities	(5,128)	11,728	(26,270)
Unrealized gains (losses) on derivatives	805	570	(1,512)
Pension liability adjustments	(3,093)	9,723	(13,790)
Total other comprehensive income (loss)	(30,710)	28,429	(93,361)
Non-Controlling Interests [Member]
Foreign currency translation adjustments	(3,088)	1,842	(10,043)
Unrealized gains (losses) on securities	3	33	(13)
Unrealized gains (losses) on derivatives	(1)	(14)
Pension liability adjustments	13	85	(155)
Total other comprehensive income (loss)	¥ (3,073)	¥ 1,946	¥ (10,211)